Expense Example {- Franklin Allocation VIP Fund} - FTVIP Class 2-70 - Franklin Allocation VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 84
3 years	273
5 years	477
10 years	$ 1,068